SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 5,290,547	$ 3,093,612
Equity securities in investee companies	179,727	189,403
Derivative liability	9,382,960	4,196,125
Total	14,853,234	7,479,140
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	5,290,547	3,093,612
Equity securities in investee companies	42,857	57,143
Derivative liability
Total	5,333,404	3,150,755
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Equity securities in investee companies	136,870	132,260
Derivative liability	9,382,960	4,196,125
Total	$ 9,519,830	$ 4,328,385